Financial Debt	6 Months Ended
Jun. 30, 2024
Financial Debt
Financial Debt

17.Financial Debt

Financial debt consists of recoverable cash advances and other loans. Related amounts can be summarized as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Recoverable cash advances - Non-current	8,600	8,373
Recoverable cash advances - Current	575	301
Total Recoverable cash advances	9,175	8,674
Other loan - Non-current	—	—
Other loan - Current	20	63
Total Other loan	20	63
Non-current	8,600	8,373
Current	595	364
Total Financial Debt	9,195	8,737

Financial debt related to recoverable cash advances

Recoverable cash advances received

As at June 30, 2024, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	7
First articles (6839)	2,160	2,160	561	11
Clinical trial (6840)	2,400	2,400	360	13
Activation chip improvements (7388)	1,467	1,467	66	18
Total	7,627	7,627	1,575	49

*Excluding interests

During the six months ended June 30, 2024 , the Company made no reimbursements and did not receive any new amounts.

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Contract 6472	1,727	1,629
Contract 6839	2,422	2,290
Contract 6840	2,975	2,818
Contract 7388	2,051	1,937
Total recoverable cash advances	9,175	8,674
Non-current	8,600	8,373
Current	575	301
Total recoverable cash advances	9,175	8,674

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) and sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12 months are recorded under “Non-current” liabilities.

Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2024	2023
As at January 1	8,674	8,431
Initial measurement and re-measurement	(18)	(39)
Discounting impact	519	495
As at June 30	9,175	8,887